Cover	Jul. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-37816
Entity Registrant Name	Alcoa Corporation
Entity Central Index Key	0001675149
Entity Tax Identification Number	81-1789115
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Isabella Stree
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5858
City Area Code	412
Local Phone Number	315-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false